Non-operating income	12 Months Ended
May 31, 2020
Disclosure Of Non Operating Income Loss [Abstract]
Non-operating income (loss)
26.	Non-operating income

Non-operating
income is comprised of:

	For the year ended May 31,
	2020	2019
Non-operating income (loss):
Foreign exchange gain	$8,237	$915
Loss on marketable securities	(338)	(178)
(Loss) gain on sale of capital assets	(10,824)	55
Gain from equity investees	—	58,438
Deferred gain on sale of intellectual property	—	340
Loss on promissory notes receivable	(13,000)	—
Unrealized loss on convertible notes	(7,341)	(3,399)
(Loss) gain on long-term investments	(32,568)	19,651
Unrealized gain on convertible debentures	59,414	48,439
Realized gain on settlement of convertible debentures	12,452	—
Legal settlement	(4,345)	—
Unrealized loss on financial liabilities	—	(1,326)

	$11,687	$122,935

During a prior quarter, the Company ceased accounting for its investment in Althea from equity accounting to fair value through profit and loss, and recognized a gain of $24,255 in gain on long-term investments.